Revenue (Details) - EUR (€)	1 Months Ended			3 Months Ended			12 Months Ended
	Oct. 31, 2021	Sep. 30, 2021	May 31, 2021	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Proceeds from issuing shares						€ 2,652,000
Eli Lilly and Company
Disclosure of disaggregation of revenue from contracts with customers [line items]
Number of shares issued		3,989,976
Proceeds from issuing shares		€ 23,223,000
Up-front payment received	€ 17,651,000
Eli Lilly and Company | Premiums on share issue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Deferred revenue		€ 2,144,000
Yarrow Biotechnology, Inc
Disclosure of disaggregation of revenue from contracts with customers [line items]
Proportion of ownership interest in associate			8.00%	5.10%	4.90%
Up-front payment received			€ 419,000
Reimbursements received				€ 133,000			€ 178,000